Inventories, Net	3 Months Ended
Mar. 31, 2012
Inventories, Net [Abstract]
Inventories, Net

Note 6. Inventories, Net

Components of inventories, net are as follows:

	March 31, 2012	December 31, 2011
	(in thousands)
Raw material	$8,693	$8,318
Work-in-process	9,302	7,385
Finished goods	17,066	16,302

	$35,061	$32,005

Finished goods inventories includes inventory held on consignment at customer sites of $8.8 million and $7.2 million at March 31, 2012 and December 31, 2011, respectively.